DISCONTINUED OPERATIONS - Amounts Recorded in Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net loss from discontinued operations	$ 0	$ (131,006)	$ (51,159)
Discontinued Operations, Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Operating revenues		18,083	33,432
Gain on sale of newbuilding contracts		0	74,834
Voyage expenses and commissions		(13,414)	(17,291)
Ship operating costs		(7,050)	(6,797)
Administrative expenses		(985)	(2,490)
Goodwill impairment loss		0	(149,482)
Depreciation		(7,712)	(6,187)
Vessel impairment loss		(62,489)	0
Interest income		0	17
Interest expense		(2,119)	(1,698)
Gain on revaluation of investment in Golden Ocean		0	24,422
Share of results from associated companies		(14,880)	321
Impairment loss on shares		(40,556)	0
Gain on non-controlling interest		192	0
Other financial items		(76)	0
Foreign exchange loss		0	(2)
Other non-operating expense		0	(238)
Net loss from discontinued operations		(131,006)	(51,159)
Net loss attributable to non-controlling interest		(30,305)	(63,214)
Net (loss) income from discontinued operations after non-controlling interest		$ (100,701)	$ 12,055